American Century Investments®
Quarterly Portfolio Holdings
Avantis® Real Estate ETF (AVRE)
November 30, 2023

Avantis Real Estate ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Data Center REITs — 8.5%
Digital Core REIT Management Pte Ltd.	238,200	146,547
Digital Realty Trust, Inc.	76,423	10,605,984
Equinix, Inc.	24,150	19,682,491
Keppel DC REIT	407,200	559,654
		30,994,676
Diversified REITs — 8.2%
Abacus Group	2,410	1,728
Abrdn Property Income Trust Ltd.	77,677	45,917
AEW UK REIT PLC	39,317	47,927
AKIS Gayrimenkul Yatirimi AS(1)	111,222	44,458
Alarko Gayrimenkul Yatirim Ortakligi AS	66,058	94,152
Alexander & Baldwin, Inc.	18,003	301,550
Argosy Property Ltd.	107,477	73,174
Balanced Commercial Property Trust Ltd.	183,818	155,585
British Land Co. PLC	290,532	1,293,850
Broadstone Net Lease, Inc.	44,640	714,240
Centuria Capital Group	203,495	196,023
Charter Hall Group	130,589	896,165
Charter Hall Long Wale REIT	192,437	426,165
Custodian Property Income Reit PLC	133,141	141,646
D&D Platform REIT Co. Ltd.	117	281
Daiwa House REIT Investment Corp.	573	1,020,334
Essential Properties Realty Trust, Inc.	41,007	973,916
Fibra Uno Administracion SA de CV	1,074,421	1,737,038
GPT Group	642,703	1,747,162
Growthpoint Properties Australia Ltd.(2)	1,215	1,857
Growthpoint Properties Ltd.	528,351	296,788
H&R Real Estate Investment Trust	48,585	317,944
Hankyu Hanshin REIT, Inc.(2)	132	125,949
Heiwa Real Estate REIT, Inc.(2)	229	209,409
Hulic Reit, Inc.	234	245,036
Is Gayrimenkul Yatirim Ortakligi AS(1)	322,824	232,753
KDX Realty Investment Corp.	1,264	1,447,713
Kiler Gayrimenkul Yatirim Ortakligi AS(1)	231,454	29,676
Land Securities Group PLC	190,489	1,503,753
LXI REIT PLC	434,531	518,336
Marimo Regional Revitalization REIT, Inc.	11	9,500
Menivim- The New REIT Ltd.	163,054	70,823
Merlin Properties Socimi SA	135,774	1,371,919
Mirvac Group	1,314,306	1,785,189
Mori Trust Reit, Inc.	769	382,589
Nomura Real Estate Master Fund, Inc.	1,375	1,574,914
NTT UD REIT Investment Corp.	411	353,607
Nurol Gayrimenkul Yatirim Ortakligi AS(1)	26,196	6,839
Ozak Gayrimenkul Yatirim Ortakligi(1)	419,785	134,999
Peker Gayrimenkul Yatirim Ortakligi AS(1)	161,219	174,688
Pera Gayrimenkul Yatirim Ortakligi AS(1)	34,469	18,980
PRO Real Estate Investment Trust	16	54
Redefine Properties Ltd.(2)	2,921,498	538,491

Reit 1 Ltd.	85,300	371,921
SA Corporate Real Estate Ltd.	372,645	41,227
Schroder Real Estate Investment Trust Ltd.	128,908	70,623
Sekisui House Reit, Inc.	1,272	727,453
Sella Capital Real Estate Ltd.	666	1,548
Shinhan Seobu T&D REIT Co. Ltd.	4,278	12,133
SK REITs Co. Ltd.	33,451	104,372
Star Asia Investment Corp.	677	263,638
Stockland	823,495	2,244,157
Stride Property Group	48,311	38,765
Tokaido REIT, Inc.	35	30,118
Tokyu REIT, Inc.	274	333,627
Torunlar Gayrimenkul Yatirim Ortakligi AS	94,027	109,934
UK Commercial Property REIT Ltd.	280,386	204,394
United Urban Investment Corp.(2)	1,036	1,013,843
WP Carey, Inc.	47,120	2,932,749
XYMAX REIT Investment Corp.	42	33,419
Ziraat Gayrimenkul Yatirim Ortakligi AS	333,197	58,751
		29,855,789
Health Care REITs — 7.6%
Aedifica SA	13,592	851,027
Assura PLC	973,545	543,903
CareTrust REIT, Inc.	29,780	687,322
Cofinimmo SA	10,693	751,151
Community Healthcare Trust, Inc.	5,699	154,443
First Real Estate Investment Trust	327,800	58,841
Health Care & Medical Investment Corp.	158	152,779
Healthcare Realty Trust, Inc., Class A	1,130	17,255
HealthCo REIT	126,197	110,315
Healthpeak Properties, Inc.	133,780	2,317,070
Impact Healthcare Reit PLC	84,052	87,228
LTC Properties, Inc.	12,975	423,244
National Health Investors, Inc.	14,748	800,226
Omega Healthcare Investors, Inc.	69,688	2,212,594
Parkway Life Real Estate Investment Trust	114,300	290,285
Physicians Realty Trust	57,526	671,904
Primary Health Properties PLC	114	141
Sabra Health Care REIT, Inc.	52,664	768,894
Universal Health Realty Income Trust	3,424	136,515
Ventas, Inc.	93,030	4,264,495
Vital Healthcare Property Trust	90,981	115,191
Welltower, Inc.	137,641	12,263,813
		27,678,636
Hotel & Resort REITs — 2.5%
Apple Hospitality REIT, Inc.	55,881	931,536
CapitaLand Ascott Trust	853,600	589,884
CDL Hospitality Trusts	250,100	188,442
DiamondRock Hospitality Co.	40,446	336,511
Far East Hospitality Trust	290,600	140,231
Frasers Hospitality Trust	157,800	59,495
Hoshino Resorts REIT, Inc.	53	216,602
Host Hotels & Resorts, Inc.	174,172	3,042,785
Hotel Property Investments Ltd.	43,395	77,052
Ichigo Hotel REIT Investment Corp.	26	18,817
Invincible Investment Corp.	2,098	849,629

Japan Hotel REIT Investment Corp.	1,305	611,784
Marti Gayrimenkul Yatirim Ortakligi AS(1)	76,438	25,188
Ryman Hospitality Properties, Inc.	13,943	1,399,180
Sunstone Hotel Investors, Inc.	49,286	486,946
		8,974,082
Industrial REITs — 18.3%
AIMS APAC REIT	155,550	147,640
Americold Realty Trust, Inc.	76,125	2,149,009
CapitaLand Ascendas REIT	1,117,200	2,372,819
Centuria Industrial REIT	196,397	388,991
CRE Logistics REIT, Inc.	160	177,394
Dexus Industria REIT	49,829	87,404
Dream Industrial Real Estate Investment Trust	43,292	398,480
EastGroup Properties, Inc.	12,269	2,131,739
Equites Property Fund Ltd.(2)	356,592	222,644
ESR Kendall Square REIT Co. Ltd.	43,249	116,103
ESR-LOGOS REIT	1,531,727	337,548
FIBRA Macquarie Mexico	334,355	585,220
First Industrial Realty Trust, Inc.	31,967	1,504,047
Frasers Logistics & Commercial Trust	982,100	814,545
GLP J-Reit	1,081	1,019,886
Goodman Group	530,006	7,963,003
Goodman Property Trust	345,696	456,827
Granite Real Estate Investment Trust	8,674	439,149
Industrial & Infrastructure Fund Investment Corp.	550	512,571
Innovative Industrial Properties, Inc.	8,121	663,161
Intervest Offices & Warehouses NV	9,904	222,187
Japan Logistics Fund, Inc.	236	459,700
LaSalle Logiport REIT	494	525,798
LondonMetric Property PLC	361,299	826,654
LXP Industrial Trust	67,795	595,240
Mapletree Industrial Trust	549,600	937,276
Mapletree Logistics Trust(2)	1,029,500	1,239,147
Mitsubishi Estate Logistics REIT Investment Corp.	122	315,396
Mitsui Fudosan Logistics Park, Inc.	140	441,328
Montea NV	4,861	421,056
Nexus Industrial REIT	174	948
Nippon Prologis REIT, Inc.(2)	552	1,044,764
Prologis Property Mexico SA de CV	247,768	1,048,790
Prologis, Inc.	209,688	24,099,442
Rexford Industrial Realty, Inc.	50,379	2,479,654
Reysas Gayrimenkul Yatirim Ortakligi AS(1)	37,478	34,775
Sabana Industrial Real Estate Investment Trust	32,700	9,428
Segro PLC	317,101	3,260,821
SOSiLA Logistics REIT, Inc.	167	136,574
STAG Industrial, Inc.	49,199	1,763,784
Terreno Realty Corp.	20,485	1,169,898
TF Administradora Industrial S de Real de CV	296,169	529,467
Tritax Big Box REIT PLC	518,486	1,005,777
Urban Logistics REIT PLC	111,632	165,436
Warehouse Reit PLC(2)	113,321	117,626
Warehouses De Pauw, CVA	47,826	1,343,976
		66,683,122
Multi-Family Residential REITs — 8.9%
Advance Residence Investment Corp.	428	938,832

Altarea SCA	1,708	127,698
Apartment Income REIT Corp.	27,802	865,198
AvalonBay Communities, Inc.	35,752	6,182,951
Boardwalk Real Estate Investment Trust	8,059	396,610
BSR Real Estate Investment Trust	6,701	72,099
Camden Property Trust	25,524	2,303,796
Canadian Apartment Properties REIT	26,604	906,373
Care Property Invest NV(2)	12,095	167,591
Comforia Residential REIT, Inc.	209	448,667
Daiwa Securities Living Investments Corp.	540	398,570
Elme Communities	23,097	303,495
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	692,195	176,601
Empiric Student Property PLC	183,131	211,146
Equity Residential	94,722	5,383,999
Essex Property Trust, Inc.	17,251	3,682,399
Home Invest Belgium SA	4,253	67,832
Independence Realty Trust, Inc.	770	10,487
Ingenia Communities Group	112,590	306,748
InterRent Real Estate Investment Trust	21,864	194,801
Irish Residential Properties REIT PLC	227,711	240,722
Killam Apartment Real Estate Investment Trust	20,414	257,554
Mid-America Apartment Communities, Inc.	28,028	3,488,925
Minto Apartment Real Estate Investment Trust	5,539	59,923
Nippon Accommodations Fund, Inc.	166	681,034
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	5,391	596
UDR, Inc.	81,216	2,712,614
UNITE Group PLC	122,234	1,503,447
Veris Residential, Inc.	17,156	248,590
Xior Student Housing NV	102	3,404
		32,342,702
Office REITs — 5.4%
Alexandria Real Estate Equities, Inc.	41,872	4,580,797
Allied Properties Real Estate Investment Trust	242	3,187
alstria office REIT AG	19,597	94,054
AREIT, Inc.	168,510	90,661
Centuria Office REIT	1,114	946
Champion REIT	512,000	170,473
Cousins Properties, Inc.	2,384	48,920
Daiwa Office Investment Corp.	160	730,989
Derwent London PLC	38,312	1,021,273
Dexus	303,766	1,411,828
Embassy Office Parks REIT	191,971	741,606
GDI Property Group Partnership	83,633	32,056
Gecina SA	24,178	2,677,139
Great Portland Estates PLC	83,532	404,194
Halk Gayrimenkul Yatirim Ortakligi AS	189,590	28,522
Ichigo Office REIT Investment Corp.	5	2,860
Japan Excellent, Inc.	413	393,575
Japan Prime Realty Investment Corp.	231	578,581
Japan Real Estate Investment Corp.	409	1,587,625
JR Global Reit	54,200	179,351
Keppel REIT	601,900	389,251
Mindspace Business Parks REIT	84,544	324,599
Mori Hills REIT Investment Corp.	405	384,399
NET Lease Office Properties(1)	3,141	51,355

Nippon Building Fund, Inc.	491	2,058,748
NSI NV	5,816	109,549
Orix JREIT, Inc.	982	1,156,217
Postal Realty Trust, Inc., Class A	4,436	62,104
Precinct Properties New Zealand Ltd.(2)	414,405	290,927
Prosperity REIT	8,000	1,383
Real Commercial REIT, Inc.	350,900	29,405
Vakif Gayrimenkul Yatirim Ortakligi AS(1)	300,412	21,029
Workspace Group PLC	14,975	99,964
		19,757,567
Other Specialized REITs — 3.7%
Arena REIT	110,517	244,417
Automotive Properties Real Estate Investment Trust	4,167	32,029
Charter Hall Social Infrastructure REIT	110,121	190,868
Farmland Partners, Inc.(2)	134	1,659
Four Corners Property Trust, Inc.	18,581	427,177
Gaming & Leisure Properties, Inc.	62,194	2,906,326
Koramco Life Infra Reit	9,132	37,531
Lamar Advertising Co., Class A	20,343	2,060,542
Rural Funds Group	102,568	129,559
VICI Properties, Inc.	255,287	7,630,528
		13,660,636
Retail REITs — 16.0%
AEON REIT Investment Corp.	451	437,746
Agree Realty Corp.	22,989	1,361,179
BWP Trust	187,688	425,365
CapitaLand Integrated Commercial Trust	1,684,300	2,291,060
Carmila SA	29,103	450,948
Charter Hall Retail REIT(2)	194,069	409,951
Choice Properties Real Estate Investment Trust	47,662	462,237
Crombie Real Estate Investment Trust	14,391	136,598
CT Real Estate Investment Trust	14,906	149,615
Eurocommercial Properties NV	16,325	381,577
Federal Realty Investment Trust	19,750	1,887,903
First Capital Real Estate Investment Trust	25,698	264,943
Frasers Centrepoint Trust	269,200	438,870
Frontier Real Estate Investment Corp.	169	517,163
Fukuoka REIT Corp.	197	221,186
Getty Realty Corp.	11,791	347,009
Hamborner REIT AG	61,574	434,516
HMC Capital Ltd.(2)	89,566	284,593
HomeCo Daily Needs REIT	430,545	321,849
Hyprop Investments Ltd.	181,979	247,829
InvenTrust Properties Corp.	18,478	445,689
Japan Metropolitan Fund Invest	869	578,280
Kimco Realty Corp.	147,582	2,851,284
Kite Realty Group Trust	61,440	1,297,613
Kiwi Property Group Ltd.	2,191	1,127
Klepierre SA	126,767	3,191,125
Lendlease Global Commercial REIT	485,454	219,469
Link REIT	723,028	3,570,913
LOTTE Reit Co. Ltd.	56,818	133,897
Mapletree Pan Asia Commercial Trust	644,800	660,229
Mercialys SA	36,503	360,586
NETSTREIT Corp.	17,469	268,673

NNN REIT, Inc.	43,185	1,754,175
Paragon REIT	430,100	260,243
Phillips Edison & Co., Inc.	30,211	1,064,636
Primaris Real Estate Investment Trust	15,456	152,060
Realty Income Corp.	168,125	9,072,025
Regency Centers Corp.	44,194	2,774,499
Region RE Ltd.	347,010	474,275
Resilient REIT Ltd.	142,040	301,397
Retail Estates NV	3,756	252,866
RioCan Real Estate Investment Trust	49,623	638,869
Sasseur Real Estate Investment Trust	116,900	59,836
Shaftesbury Capital PLC	407,313	622,657
Simon Property Group, Inc.	79,677	9,950,861
SITE Centers Corp.	54,996	725,397
SmartCentres Real Estate Investment Trust	22,138	376,702
Spirit Realty Capital, Inc.	32,706	1,350,758
Starhill Global REIT	389,200	141,198
Supermarket Income Reit PLC	329,573	338,805
Tanger Factory Outlet Centers, Inc.	32,585	813,322
Vastned Retail NV	1	21
Vicinity Ltd.	1,119,087	1,400,589
Vukile Property Fund Ltd.	454,555	319,484
Waypoint REIT Ltd.	242,365	377,460
Wereldhave NV	7,969	133,605
		58,406,762
Self Storage REITs — 5.7%
Abacus Storage King(1)	2,410	1,730
Big Yellow Group PLC	50,142	687,470
CubeSmart	55,061	2,189,225
Extra Space Storage, Inc.	50,652	6,593,371
National Storage Affiliates Trust	398	13,210
National Storage REIT	320,418	456,795
Public Storage	39,810	10,301,236
Safestore Holdings PLC	62,330	605,006
Stor-Age Property REIT Ltd.(2)	70,271	45,932
		20,893,975
Single-Family Residential REITs — 4.2%
American Homes 4 Rent, Class A	82,500	2,992,275
Equity LifeStyle Properties, Inc.	41,878	2,977,526
Flagship Communities REIT	613	9,140
Invitation Homes, Inc.	155,925	5,201,658
PRS REIT PLC	163,179	161,420
Sun Communities, Inc.	30,328	3,922,623
		15,264,642
Telecom Tower REITs — 10.7%
American Tower Corp.	109,495	22,860,366
Crown Castle, Inc.	89,005	10,438,507
SBA Communications Corp.	23,400	5,778,864
		39,077,737
TOTAL COMMON STOCKS (Cost $392,436,547)		363,590,326
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	184,807	184,807

State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,333,187	2,333,187
TOTAL SHORT-TERM INVESTMENTS (Cost $2,517,994)		2,517,994
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $394,954,541)		366,108,320
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,510,506)
TOTAL NET ASSETS — 100.0%		$364,597,814

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,977,701. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,159,659, which includes securities collateral of $826,472.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$30,288,475	$706,201	—
Diversified REITs	4,922,455	24,933,334	—
Health Care REITs	24,717,775	2,960,861	—
Hotel & Resort REITs	6,196,958	2,777,124	—
Industrial REITs	36,555,974	30,127,148	—
Multi-Family Residential REITs	25,182,454	7,160,248	—
Office REITs	4,743,176	15,014,391	—
Other Specialized REITs	13,026,232	634,404	—
Retail REITs	35,965,023	22,441,739	—
Self Storage REITs	19,097,042	1,796,933	—
Single-Family Residential REITs	15,094,082	170,560	—
Other REITs	39,077,737	—	—
Short-Term Investments	2,517,994	—	—
	$257,385,377	$108,722,943	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.